SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

November 7, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock High Equity Income Fund, a series of BlackRock FundsSM

(File No. 33-26305, Investment Company Act No. 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing is the Supplement to the Summary Prospectuses and the Prospectuses of BlackRock High Equity Income Fund (the “Fund”), each dated June 12, 2017, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on October 16, 2017 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.